July 29, 2014

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard International Equity Index Funds (the “Trust”); File No. 33-32548

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 25, 2014, filed pursuant to Rule 497(e), for Vanguard FTSE All-World ex-US Small-Cap Index
Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Amy Miller, Esq.
Securities and Exchange Commission